Severance Indemnities and Pension Plans (Weighted-average Target Asset Allocation of Plan Assets for Pension Benefits and Other Benefits) (Detail)	Mar. 31, 2020
Domestic, Japan [Member] | Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	100.00%
Domestic, Japan [Member] | Pension Benefits and SIPs [Member] | Japanese Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	35.90%
Domestic, Japan [Member] | Pension Benefits and SIPs [Member] | Japanese Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	33.60%
Domestic, Japan [Member] | Pension Benefits and SIPs [Member] | Non-Japanese Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	15.00%
Domestic, Japan [Member] | Pension Benefits and SIPs [Member] | Non-Japanese Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	10.40%
Domestic, Japan [Member] | Pension Benefits and SIPs [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	1.40%
Domestic, Japan [Member] | Pension Benefits and SIPs [Member] | Short-term Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	3.70%
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	100.00%
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member] | Japanese Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	0.40%
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member] | Non-Japanese Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	49.20%
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member] | Non-Japanese Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	38.30%
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	10.40%
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member] | Short-term Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	1.70%
Foreign Offices and Subsidiaries [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	100.00%
Foreign Offices and Subsidiaries [Member] | Other Benefits [Member] | Non-Japanese Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	70.00%
Foreign Offices and Subsidiaries [Member] | Other Benefits [Member] | Non-Japanese Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	30.00%